Other Charges - Components of Other Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Other Charges.
Acquisition-related costs	$ 3,697	$ 2,560	$ 1,292
Contingent consideration accretion and adjustments	16,334	2,804	5,070
Restructuring plans	1,618	77	66
Other non-operating expense, Total	$ 21,649	$ 5,441	$ 6,428